SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contracts and contract-related liabilities with customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Outstanding Gaming Chips And Tokens [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	$ 84,853	$ 83,414	$ 83,012
Increase/ (Decrease), Contract with Customer Liability	1,439	402
Loyalty Program Liabilities [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	31,732	39,108	36,000
Increase/ (Decrease), Contract with Customer Liability	(7,376)	3,108
Advance Deposits And Ticket Sales [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	268,353	253,338	$ 250,955
Increase/ (Decrease), Contract with Customer Liability	$ 15,015	$ 2,383